Inventories - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended
	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014
Inventory Disclosure [Abstract]
LIFO balance sheet reserves	$ 109		$ 134	$ 208
Effect of LIFO reserves on cost of goods sold	$ (25)	$ (42)